Note 20 Other assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Other assets [Line Items]
Inventories	€ 276	€ 325	€ 424
Items in course of collection from other banks	41	93	131
Other Assets Accruals	1,368	1,461	730
Other assets other items	1,174	706	649
Other assets	2,859	2,586	1,934
Other liabilities [Line Items]
Other Liabilities Transactions In Progress	133	44	48
Other Liabilities Accruals	2,878	2,595	2,137
Other items liabilities	2,466	2,269	1,436
Other liabilities	€ 5,477	€ 4,909	€ 3,621

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)